Annual Total Returns - BLACKROCK LIFEPATH INDEX 2040 FUND (Investor P) [BarChart] - Investor P - BLACKROCK LIFEPATH INDEX 2040 FUND - Investor P Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	14.73%
Annual Return 2013	18.31%
Annual Return 2014	6.67%
Annual Return 2015	(0.94%)
Annual Return 2016	7.78%
Annual Return 2017	19.60%
Annual Return 2018	(7.32%)
Annual Return 2019	24.63%
Annual Return 2020	13.73%